Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Details
Operating Leases, Rent Expense	$ 56,025	$ 49,637
Operating Leases, Future Minimum Payments Receivable, Total	$ 40,275